employee future benefits - Future benefit payments (Details) - Pension plans $ in Millions	Dec. 31, 2024 CAD ($)
First year
employee future benefits
Estimated future benefit payments	$ 499
2 years hence
employee future benefits
Estimated future benefit payments	510
3 years hence
employee future benefits
Estimated future benefit payments	515
4 years hence
employee future benefits
Estimated future benefit payments	521
5 years hence
employee future benefits
Estimated future benefit payments	527
5 years hence to 10 years
employee future benefits
Estimated future benefit payments	2,708
Funded Defined Benefit Pension Plans | First year
employee future benefits
Estimated future benefit payments	478
Funded Defined Benefit Pension Plans | 2 years hence
employee future benefits
Estimated future benefit payments	484
Funded Defined Benefit Pension Plans | 3 years hence
employee future benefits
Estimated future benefit payments	488
Funded Defined Benefit Pension Plans | 4 years hence
employee future benefits
Estimated future benefit payments	493
Funded Defined Benefit Pension Plans | 5 years hence
employee future benefits
Estimated future benefit payments	498
Funded Defined Benefit Pension Plans | 5 years hence to 10 years
employee future benefits
Estimated future benefit payments	2,555
Unfunded Defined Benefit Pension Plans | First year
employee future benefits
Estimated future benefit payments	21
Unfunded Defined Benefit Pension Plans | 2 years hence
employee future benefits
Estimated future benefit payments	26
Unfunded Defined Benefit Pension Plans | 3 years hence
employee future benefits
Estimated future benefit payments	27
Unfunded Defined Benefit Pension Plans | 4 years hence
employee future benefits
Estimated future benefit payments	28
Unfunded Defined Benefit Pension Plans | 5 years hence
employee future benefits
Estimated future benefit payments	29
Unfunded Defined Benefit Pension Plans | 5 years hence to 10 years
employee future benefits
Estimated future benefit payments	$ 153